Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

31.	QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data for 2014 and 2013 were as follows:

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	(millions, except per share data)
2014
Total revenues	$1,097	$935	$812	$958
Total expenses	(771)	(787)	(778)	(819)
Net income (loss)	250	48	(8)	83
Net income (loss) attributable to Willis Group Holdings	246	47	(7)	76
Earnings per share
— Basic	$1.37	$0.26	$(0.04)	$0.43
— Diluted	$1.35	$0.26	$(0.04)	$0.42
2013
Total revenues	$1,051	$890	$795	$919
Total expenses	(770)	(723)	(725)	(774)
Net income (loss)	223	107	(27)	74
Net income (loss) attributable to Willis Group Holdings	219	105	(27)	68
Earnings per share
— Basic	$1.27	$0.60	$(0.15)	$0.38
— Diluted	$1.24	$0.59	$(0.15)	$0.37